United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 9/30/17

Date of Reporting Period: Quarter ended 12/31/16

Item 1.	Schedule of Investments

Federated Mortgage Fund
Portfolio of Investments
December 31, 2016 (unaudited)
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—75.7%
		Federal Home Loan Mortgage Corporation—30.1%
$1,772,003		3.000%, 11/1/2045	$1,761,689
30,719,563	[1]	3.500%, 4/1/2042 - 1/1/2047	31,528,963
5,271,848		4.000%, 7/1/2019 - 12/1/2041	5,560,482
5,162,642		4.500%, 11/1/2018 - 9/1/2040	5,538,143
3,391,052		5.000%, 7/1/2019 - 10/1/2039	3,694,894
2,512,243		5.500%, 10/1/2021 - 10/1/2039	2,798,307
1,312,733		6.000%, 7/1/2021 - 7/1/2037	1,478,694
199,421		7.500%, 1/1/2027 - 2/1/2031	233,750
		TOTAL	52,594,922
		Federal National Mortgage Association—44.0%
44,203,617		3.000%, 10/1/2046	43,980,282
10,207,266		3.500%, 8/1/2020 - 12/1/2046	10,497,885
8,997,818		4.000%, 1/1/2025 - 4/1/2042	9,534,659
6,154,398		4.500%, 5/1/2018 - 2/1/2042	6,629,090
1,881,004		5.000%, 12/1/2017 - 7/1/2040	2,042,541
2,058,721		5.500%, 8/1/2019 - 4/1/2036	2,304,434
1,578,049		6.000%, 2/1/2026 - 10/1/2037	1,783,908
223,517		6.500%, 7/1/2029 - 8/1/2034	255,993
26,262		7.000%, 4/1/2017 - 2/1/2030	30,431
6,064		8.000%, 12/1/2026	7,154
		TOTAL	77,066,377
		Government National Mortgage Association—1.6%
757,299		4.500%, 10/15/2039	819,032
1,178,002		5.000%, 1/15/2023 - 9/20/2039	1,287,301
403,147		5.500%, 11/20/2034 - 5/15/2038	456,206
39,606		7.000%, 10/15/2028 - 11/15/2031	46,120
122,562		8.000%, 10/15/2030 - 11/15/2030	148,114
		TOTAL	2,756,773
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $130,611,088)	132,418,072
		COLLATERALIZED MORTGAGE OBLIGATIONS—6.8%
		Federal Home Loan Mortgage Corporation—0.0%
14,370		REMIC 2497 NE, 5.000%, 9/15/2017	14,515
		Federal National Mortgage Association—0.2%
73,870		REMIC 1999-13 PH, 6.000%, 4/25/2029	81,894
17,531		REMIC 321 2, 6.500%, 4/25/2032	4,069
505,916		REMIC 356 23, 6.500%, 12/25/2034	111,580
587,354		REMIC 356 24, 6.500%, 9/25/2035	129,367
496,876		REMIC 368 27, 6.500%, 11/25/2035	103,850
		TOTAL	430,760
		Non-Agency Mortgage-Backed Securities—6.6%
172,647		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	135,965
2,684,985	[2,3]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	2,596,289
1,592,830	[2,3]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.130%, 2/25/2043	1,471,089
1,427,107	[2,3]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	1,431,807
1,034,474	[2,3]	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	1,040,213
1

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$14,745	[2,4]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	$12,208
245,737		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	244,170
1,635,138		Sequoia Mortgage Trust 2013-6, Class A2, 3.000%, 5/25/2043	1,591,342
568,834	[2,3]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	568,469
1,992,518	[2,3]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	1,992,637
401,663		Wells Fargo Mortgage Backed Securities Trust 2005-12, Class 1A1, 5.500%, 11/25/2035	423,189
		TOTAL	11,507,378
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $12,455,428)	11,952,653
		ADJUSTABLE RATE MORTGAGES—0.1%
		Federal Home Loan Mortgage Corporation ARM—0.0%
18,381		2.965%, 7/1/2035	19,264
		Federal National Mortgage Association ARM—0.1%
96,280		2.909%, 7/1/2034	100,343
55,964		3.050%, 2/1/2036	59,670
		TOTAL	160,013
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $170,299)	179,277
		ASSET-BACKED SECURITIES—7.3%
		Auto Receivables—4.9%
1,100,000		Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	1,105,669
2,800,000	[2,3]	Chesapeake Funding II LLC 2016-2A, Class A2, 1.704%, 6/15/2028	2,811,796
2,350,000	[2,3]	Nextgear Floorplan Master Owner Trust 2016-2A, Class A1, 1.804%, 9/15/2021	2,351,527
1,220,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	1,245,266
1,000,000		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.390%, 4/15/2022	1,006,054
		TOTAL	8,520,312
		Equipment Lease—1.2%
1,800,000	[2,3]	Dell Equipment Finance Trust 2016-1, Class D, 3.240%, 7/22/2022	1,796,382
350,000	[2,3]	Great America Leasing Receivables 2015-1, Class C, 2.680%, 6/20/2022	349,330
		TOTAL	2,145,712
		Other—1.2%
1,542,691	[2,3]	SMB Private Education Loan Trust 2016-B, Class A1, 1.354%, 11/15/2023	1,544,239
647,886	[2,3]	Sierra Receivables Funding Co. LLC 2015-1A, Class A, 2.400%, 3/22/2032	648,075
		TOTAL	2,192,314
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $12,809,443)	12,858,338
		COMMERCIAL MORTGAGE-BACKED SECURITIES—5.2%
		Agency Commercial Mortgage-Backed Securities—5.2%
2,825,000	[2,3]	FREMF Mortgage Trust 2011-K12, 4.344%, 1/25/2046	2,973,906
1,620,000	[2,3]	FREMF Mortgage Trust 2012-K20, 3.869%, 5/25/2045	1,670,172
1,605,000	[2,3]	FREMF Mortgage Trust 2012-K711, 3.562%, 8/25/2045	1,625,732
1,750,000	[2,3]	FREMF Mortgage Trust 2013-K30, 3.557%, 6/25/2045	1,767,603
1,060,000	[2,3]	FREMF Mortgage Trust 2013-K712, 3.365%, 5/25/2045	1,074,440
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $9,091,821)	9,111,853
2

Principal Amount			Value
		INVESTMENT COMPANY—9.6%
$16,785,267	[5]	Federated Government Obligations Fund, Premier Shares, 0.43%[6] (AT COST)	$16,785,267
		TOTAL INVESTMENTS—104.7% (IDENTIFIED COST $181,923,346)[7]	183,305,460
		OTHER ASSETS AND LIABILITIES - NET—(4.7)%[8]	(8,306,702)
		TOTAL NET ASSETS—100%	$174,998,758
At December 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[9]United States Treasury Notes 10-Year Long Futures	20	$2,485,625	March 2017	$6,205
The average notional value of long and short futures contracts held by the Fund throughout the period was $759,313 and $7,129,219, respectively. This is based on the contracts held as of each month-end throughout the three month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2016, these restricted securities amounted to $27,725,914, which represented 15.8% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At December 31, 2016, these liquid restricted securities amounted to $27,713,706, which represented 15.8% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at December 31, 2016 is as follows:
Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$13,346	$12,208
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
5	Affiliated holding.
Transactions involving the affiliated holding during the period ended December 31, 2016.
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 9/30/2016	—
Purchases/Additions	96,301,420
Sales/Reductions	(79,516,153)
Balance of Shares Held 12/31/2016	16,785,267
Value	$16,785,267
Dividend Income	$41,121
6	7-day net yield.
7	At December 31, 2016, the cost of investments for federal tax purposes was $181,923,346. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $1,382,114. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,880,027 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,497,913.
8	Assets, other than investments in securities, less liabilities.
9	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2016.
3

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
4

The following is a summary of the inputs used, as of December 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$132,418,072	$—	$132,418,072
Collateralized Mortgage Obligations	—	11,940,445	12,208	11,952,653
Adjustable Rate Mortgages	—	179,277	—	179,277
Asset-Backed Securities	—	12,858,338	—	12,858,338
Commercial Mortgage-Backed Securities	—	9,111,853	—	9,111,853
Investment Company	16,785,267	—	—	16,785,267
TOTAL SECURITIES	$16,785,267	$166,507,985	$12,208	$183,305,460
Other Financial Instruments[1]
Assets	$6,205	$—	$—	$6,205
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$6,205	$—	$—	$6,205
1	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FREMF	—Freddie Mac Multifamily K-Deals
REMIC	—Real Estate Mortgage Investment Conduit
5
Federated Ultrashort Bond Fund
Portfolio of Investments
December 31, 2016 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.1%
		Federal National Mortgage Association—0.1%
$441,657		FNMA ARM 544848, 2.501%, 4/01/2030	$448,401
1,233,933		FNMA ARM 544872, 2.660%, 7/01/2034	1,277,495
318,658		FNMA ARM 556379, 1.907%, 5/01/2040	320,114
1,367,875		FNMA ARM 618128, 1.940%, 8/01/2033	1,387,755
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $3,406,853)	3,433,765
		ASSET-BACKED SECURITIES—44.2%
		Auto Receivables—17.5%
390,821	[1,2]	ARI Fleet Lease Trust 2014-A, Class A2, 0.81%, 11/15/2022	390,569
9,500,000	[1,2]	ARI Fleet Lease Trust 2016-A, Class A2, 1.82%, 7/15/2024	9,509,044
4,329,881		Ally Auto Receivables Trust 2016-1, Class A2A, 1.20%, 8/15/2018	4,327,400
10,000,000		Ally Master Owner Trust 2014-5, Class A1, 1.194%, 10/15/2019	10,031,557
500,168		AmeriCredit Automobile Receivables Trust 2012-4, Class C, 1.93%, 8/8/2018	500,044
6,000,000		AmeriCredit Automobile Receivables Trust 2012-5, Class D, 2.35%, 12/10/2018	6,013,035
7,000,000		AmeriCredit Automobile Receivables Trust 2013-3, Class D, 3.00%, 7/8/2019	7,081,217
2,560,000		AmeriCredit Automobile Receivables Trust 2013-4, Class D, 3.31%, 10/8/2019	2,605,046
4,000,000		AmeriCredit Automobile Receivables Trust 2016-1, Class D, 3.59%, 2/8/2022	4,066,709
15,000,000		BMW Vehicle Lease Trust 2015-2, Class A3, 1.40%, 9/20/2018	15,014,968
7,000,000		BMW Vehicle Lease Trust 2016-1, Class A4, 1.51%, 6/20/2019	6,988,793
6,800,000		BMW Vehicle Lease Trust 2016-2, Class A4, 1.570%, 2/20/2020	6,739,931
1,791,844	[1,2]	Bank of The West Auto Trust 2014-1, Class A3, 1.09%, 3/15/2019	1,791,593
5,000,000		California Republic Auto Receivable Trust 2016-2, Class B, 2.52%, 5/16/2022	4,924,623
2,400,000		California Republic Auto Receivable Trust 2016-2, Class C, 3.51%, 3/15/2023	2,356,105
1,404,516	[1,2]	California Republic Auto Receivables Trust 2015-4, Class A2, 1.60%, 9/17/2018	1,405,832
3,400,000		Capital Auto Receivables Asset Trust 2016-3, Class A3, 1.540%, 8/20/2020	3,382,782
3,000,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class B, 1.652%, 1/7/2025	3,001,405
4,000,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class C, 2.052%, 1/7/2025	4,002,147
2,500,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class D, 2.452%, 1/7/2025	2,504,432
2,744,646	[1,2]	Chesapeake Funding LLC 2014-1A, Class A, 1.072%, 3/7/2026	2,735,110
4,350,000	[1,2]	Chesapeake Funding LLC 2014-1A, Class B, 1.452%, 3/7/2026	4,313,828
1,740,000	[1,2]	Chesapeake Funding LLC 2014-1A, Class C, 1.852%, 3/7/2026	1,726,553
2,660,000	[1,2]	Chesapeake Funding LLC 2014-1A, Class D, 2.202%, 3/7/2026	2,654,658
14,135,786	[1,2]	Chesapeake Funding LLC 2015-1A, Class A, 1.152%, 2/7/2027	14,138,811
3,000,000	[1,2]	Chesapeake Funding LLC 2015-1A, Class B, 1.602%, 2/7/2027	2,977,513
2,530,000	[1,2]	Chesapeake Funding LLC 2015-1A, Class C, 2.102%, 2/7/2027	2,536,406
3,600,000	[1,2]	Chesapeake Funding LLC 2015-1A, Class D, 2.402%, 2/7/2027	3,609,185
9,517,056	[1,2]	Drive Auto Receivables Trust 2015-D, Class B, 2.59%, 12/16/2019	9,540,948
4,510,842	[1,2]	Drive Auto Receivables Trust 2016-AA, Class A3, 2.11%, 5/15/2019	4,512,934
6,000,000	[1,2]	Drive Auto Receivables Trust 2016-B 2016-BA, Class C, 3.19%, 7/15/2022	6,032,776
4,000,000	[1,2]	Drive Auto Receivables Trust 2016-CA, Class A3, 1.670%, 11/15/2019	3,995,741
8,430,000	[1,2]	Drive Auto Receivables Trust 2016-CA, Class C, 3.020%, 11/15/2021	8,461,723
191,293	[1,2]	Enterprise Fleet Financing LLC 2014-1, Class A2, 0.87%, 9/20/2019	191,152
4,445,972	[1,2]	Enterprise Fleet Financing LLC 2014-2, Class A2, 1.05%, 3/20/2020	4,436,589
10,634,377	[1,2]	Enterprise Fleet Financing LLC 2016-1 A2, Class A2, 1.83%, 9/20/2021	10,644,429
2,500,000	[1,2]	Enterprise Fleet Financing LLC 2016-2, Class A2, 1.740%, 2/22/2022	2,494,304
4,500,000		Fifth Third Auto Trust 2013-A, Class B, 1.21%, 4/15/2019	4,495,788

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$4,754,000		Fifth Third Auto Trust 2013-A, Class C, 1.74%, 6/15/2020	$4,749,995
6,401,806		Ford Credit Auto Lease Trust 2014-B, Class B, 1.35%, 12/15/2017	6,401,171
5,500,000		Ford Credit Auto Owner Trust 2012-D, Class D, 1.97%, 5/15/2019	5,502,090
6,301,967		GM Financial Automobile Leasing Trust 2015-3, Class A2A, 1.17%, 6/20/2018	6,299,033
3,750,000		GM Financial Automobile Leasing Trust 2016-3, Class C, 2.380%, 5/20/2020	3,715,331
6,750,000	[1,2]	GMF Floorplan Owner Revolving Trust 2015-1, Class C, 2.22%, 5/15/2020	6,730,382
17,384,000	[1,2]	GMF Floorplan Owner Revolving Trust 2015-1, Class D, 2.57%, 5/15/2020	17,253,546
3,100,000	[1,2]	General Motors 2016-1, Class C, 2.85%, 5/17/2021	3,087,051
2,000,000		Harley-Davidson Motorcycle Trust 2016-A, Class B, 2.71%, 3/15/2024	1,966,070
4,584,369	[1,2]	Hertz Fleet Lease Funding LP 2014-1, Class A, 1.064%, 4/10/2028	4,585,095
8,000,000		Huntington Auto Trust 2016-1, Class D, 2.960%, 8/15/2023	7,966,151
10,000,000	[1,2]	Hyundai Auto Lease Securitization Trust 2014-B, Class B, 1.54%, 12/17/2018	9,996,767
10,000,000	[1,2]	Hyundai Auto Lease Securitization Trust 2016-A, Class B, 2.10%, 10/15/2020	10,006,873
3,250,000	[1,2]	Hyundai Auto Lease Securitization Trust 2016-B, Class A4, 1.68%, 4/15/2020	3,243,563
17,500,000	[1,2]	Hyundai Auto Lease Securitization Trust 2016-C, Class B, 1.860%, 5/17/2021	17,343,590
6,500,000	[1,2]	M&T Bank Auto Receivables Trust 2013-1, Class D, 2.80%, 10/15/2020	6,499,188
5,000,000	[1,2]	M&T Bank Auto Receivables Trust 2013-1A, Class C, 2.16%, 3/15/2019	4,998,975
9,140,000		Mercedes-Benz Auto Lease Trust 2015-B, Class A4, 1.53%, 5/17/2021	9,164,132
5,800,000		Mercedes-Benz Auto Lease Trust 2016-B, Class A4, 1.520%, 6/15/2022	5,754,189
6,000,000	[1,2]	Mercedes-Benz Master Owner Trust 2016-BA, Class A, 1.404%, 5/17/2021	6,031,860
6,657,693	[1,2]	Motor PLC 2015-1A, Class A1, 1.361%, 6/25/2022	6,664,837
4,875,000	[1,2]	Navistar Financial Dealer Note Master Trust 2016-1, Class A, 2.106%, 9/27/2021	4,880,939
6,750,000	[1,2]	Navistar Financial Dealer Note Master Trust 2016-1, Class B, 2.506%, 9/27/2021	6,795,390
4,590,000	[1,2]	Navistar Financial Dealer Note Master Trust 2016-1, Class C, 3.056%, 9/27/2021	4,616,811
4,500,000	[1,2]	Navistar Financial Dealer Note Master Trust 2016-1, Class D, 4.056%, 9/27/2021	4,526,037
15,000,000	[1,2]	Nextgear Floorplan Master Owner Trust 2015-2A, Class A, 2.38%, 10/15/2020	15,084,324
15,000,000	[1,2]	Nextgear Floorplan Master Owner Trust 2016-1A, Class A, 1.92%, 10/15/2019	15,006,796
5,000,000	[1,2]	Nextgear Floorplan Master Owner Trust 2016-1A, Class A1, 2.404%, 4/15/2021	5,070,419
6,300,000	[1,2]	Nextgear Floorplan Master Owner Trust 2016-2A, Class A1, 1.804%, 9/15/2021	6,304,093
16,000,000		Nissan Auto Lease Trust 2014-B, Class A4, 1.29%, 3/16/2020	16,005,189
3,500,000		Nissan Auto Lease Trust 2016-B, Class A4, 1.610%, 1/18/2022	3,473,699
10,800,000	[1,2]	Porsche Innovative Lease Owner Trust 2014-1, Class A4, 1.26%, 9/21/2020	10,800,838
10,000,000	[1,2]	Porsche Innovative Lease Owner Trust 2015-1, Class A4, 1.43%, 5/21/2021	9,999,619
3,395,333		Santander Drive Auto Receivables Trust 2012-6, Class D, 2.52%, 9/17/2018	3,399,451
6,800,000		Santander Drive Auto Receivables Trust 2013-1, Class D, 2.27%, 1/15/2019	6,822,897
10,000,000		Santander Drive Auto Receivables Trust 2013-3, Class D, 2.42%, 4/15/2019	10,065,858
3,389,192		Santander Drive Auto Receivables Trust 2013-4, Class C, 3.25%, 1/15/2020	3,406,883
2,845,889		Santander Drive Auto Receivables Trust 2014-4, Class B, 1.82%, 5/15/2019	2,847,989
3,000,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.49%, 5/17/2021	3,062,128
11,740,000		Santander Drive Auto Receivables Trust 2015-5, Class A3, 1.58%, 9/16/2019	11,743,179
11,000,000		Santander Drive Auto Receivables Trust 2016-1, Class B, 2.47%, 12/15/2020	11,100,607
3,000,000	[1,2]	Securitized Term Auto Receivables Trust 2016-1A, Class A4, 1.794%, 2/25/2021	2,960,210
6,495,822		Smart Trust 2013-2US, Class A4B, 1.245%, 2/14/2019	6,501,492
10,000,000		World Omni Auto Receivables Trust 2013-A, Class B, 1.13%, 3/16/2020	9,998,674
10,500,000		World Omni Automobile Lease Securitization Trust 2014-A, Class B, 1.65%, 4/15/2020	10,498,134
6,000,000		World Omni Automobile Lease Securitization Trust 2016-A, Class B, 1.85%, 1/15/2022	5,949,184
		TOTAL	525,016,409
		Credit Card—15.0%
14,500,000		American Express Credit Account Master 2013-1, Class B, 1.404%, 2/16/2021	14,582,950

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$25,019,000	[1,2]	American Express Credit Account Master Trust 2012-4, Class C, 1.504%, 5/15/2020	$25,137,320
9,086,000		American Express Credit Account Master Trust 2014-5, Class B, 1.154%, 5/15/2020	9,099,168
18,834,000		American Express Issuance Trust II 2013-1, Class C, 1.404%, 2/15/2019	18,855,190
3,111,000		American Express Issuance Trust II 2013-2, Class B, 1.404%, 8/15/2019	3,130,037
13,250,000		Bank of America Credit Card 2016-A1, Class A, 1.094%, 10/15/2021	13,290,573
17,000,000		Bank of America Credit Card Trust 2014-A1, Class A, 1.084%, 6/15/2021	17,038,292
12,225,000		Bank of America Credit Card Trust 2015-A1, Class A, 1.034%, 6/15/2020	12,247,963
7,825,000		Barclays Dryrock Issuance Trust 2014-4, Class A, 1.094%, 9/15/2020	7,826,004
17,300,000		Capital One Multi Asset Execution Trust 2014-A4, Class A4, 1.064%, 6/15/2022	17,315,240
7,700,000		Capital One Multi-Asset Execution Trust 2004-B3, Class B3, 1.434%, 1/18/2022	7,721,711
15,000,000		Capital One Multi-Asset Execution Trust 2016-A7, Class A7, 1.116%, 9/16/2024	15,022,410
6,000,000	[1,2]	Cards II Trust, Class A, 1.224%, 7/15/2020	5,997,536
15,600,000	[1,2]	Cards II Trust, Class A, 1.404%, 7/15/2021	15,660,443
13,180,000		Chase Issuance Trust 2007-B1, Class B1, 0.954%, 4/15/2019	13,178,025
15,000,000		Chase Issuance Trust 2014-A5, Class A5, 1.074%, 4/15/2021	15,024,181
20,000,000		Chase Issuance Trust 2016-A6, Class A6, 1.100%, 1/15/2020	19,945,736
10,000,000		Citibank Credit Card Issuance Trust 2007-A8, Class A8, 5.65%, 9/20/2019	10,306,240
15,500,000		Citibank Credit Card Issuance Trust 2013-A2, Class A2, 1.036%, 5/26/2020	15,517,203
10,000,000		Citibank Credit Card Issuance Trust 2016-A3, Class A3, 1.266%, 12/7/2023	10,004,970
13,500,000		Discover Card Execution Note Trust 2013-A6, Class A6, 0.988%, 4/15/2021	13,560,155
11,829,000		Discover Card Execution Note Trust 2014-A1, Class A1, 1.134%, 7/15/2021	11,875,138
9,000,000		Discover Card Execution Note Trust 2016-A1, Class A1, 1.64%, 7/15/2021	8,997,141
18,000,000		DryRock Issuance Trust 2014-1, Class A, 1.064%, 12/16/2019	18,002,325
4,575,000	[1,2]	Evergreen Credit Card Trust Series 2016-1, Class A, 1.424%, 4/15/2020	4,594,434
16,000,000	[1,2]	Evergreen Credit Card Trust Series 2016-3, Class A, 1.204%, 11/16/2020	16,002,918
10,000,000		First National Master Note Trust 2015-1, Class A, 1.474%, 9/15/2020	10,032,878
20,500,000	[1,2]	Golden Credit Card Trust 2014-2A, Class A, 1.154%, 3/15/2021	20,512,705
10,000,000	[1,2]	Golden Credit Card Trust 2015-1A, Class A, 1.144%, 2/15/2020	10,011,072
5,000,000	[1,2]	Golden Credit Card Trust 2016-5A, Class A, 1.600%, 9/15/2021	4,945,068
10,000,000		MBNA Credit Card Master Note Trust 2004-A3, Class A3, 0.964%, 8/16/2021	10,002,156
15,000,000	[1,2]	Master Credit Card Trust II 2016-1A, Class A, 1.494%, 9/23/2019	15,065,470
7,000,000	[1,2]	Master Credit Card Trust II 2016-1A, Class C, 2.57%, 9/23/2019	7,047,551
4,850,000	[1,2]	Penarth Master Issuer 2015-1A, Class A1, 1.136%, 3/18/2019	4,849,847
20,000,000	[1,2]	Trillium Credit Card Trust II 2016-1A, Class A, 1.481%, 5/26/2021	20,097,838
8,000,000	[1,2]	Turquoise Card Backed Securities PLC HCARD 2012-1A, Class A, 1.504%, 6/17/2019	8,012,208
		TOTAL	450,510,096
		Equipment Lease—2.8%
5,785,500	[1,2]	CLI Funding LLC 2013-1A, Class Note, 2.830%, 3/18/2028	5,471,722
7,615,000		CNH Equipment Trust 2012-D, Class B, 1.27%, 5/15/2020	7,670,773
6,500,000		CNH Equipment Trust 2013-A, Class B, 1.36%, 8/17/2020	6,496,069
15,000,000	[1,2]	Dell Equipment Finance Trust 2015-2, Class D, 3.61%, 3/22/2021	15,000,586
2,750,000	[1,2]	Dell Equipment Finance Trust 2016-1, Class D, 3.24%, 7/22/2022	2,744,473
4,092,000	[1,2]	Great America Leasing Receivables 2014-1, Class B, 1.86%, 8/15/2020	4,092,558
2,360,000	[1,2]	Great America Leasing Receivables 2014-1, Class C, 2.11%, 8/15/2021	2,365,359
4,100,000	[1,2]	Great America Leasing Receivables 2015-1, Class C, 2.68%, 6/20/2022	4,092,148
6,125,000	[1,2]	Great America Leasing Receivables 2016-1 A, Class A3, 1.730%, 6/20/2019	6,126,455
445,851	[1,2]	Kubota Credit Owner Trust 2015-1A, Class A2, 0.94%, 12/15/2017	445,753
1,276,730	[1,2]	MMAF Equipment Finance LLC 2012-A, Class A4, 1.35%, 10/10/2018	1,276,559
2,900,000	[1,2]	Volvo Financial Equipment LLC 2014-1A, Class B, 1.66%, 11/16/2020	2,894,587

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$3,250,000	[1,2]	Volvo Financial Equipment LLC 2014-1A, Class C, 1.94%, 11/15/2021	$3,253,589
6,450,000	[1,2]	Volvo Financial Equipment LLC 2015-1A, Class B, 2.27%, 3/16/2020	6,490,008
1,277,917	[1,2]	Volvo Financial Equipment LLC 2016-1A, Class A2, 1.44%, 10/15/2018	1,278,349
9,000,000	[1,2]	Volvo Financial Equipment LLC 2016-1A, Class C, 2.44%, 2/15/2023	8,991,404
3,990,000	[1,2]	Volvo Financial Equipment LLC, Series 2013-1, Class C, 1.62%, 8/17/2020	3,989,738
		TOTAL	82,680,130
		Home Equity Loan—0.2%
3,112,020		Carrington Mortgage Loan Trust, Class A3, 0.936%, 2/25/2036	3,115,227
28,887		Countrywide Asset Backed Certificates 2004-4, Class A, 1.496%, 8/25/2034	26,838
114,788		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.776%, 11/25/2034	108,939
109,416	[1,3]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	22,263
161,745		Option One Mortgage Loan Trust 2005-1, Class A1B, 1.416%, 2/25/2035	156,569
228,098	[1,2]	Quest Trust 2004—X1, Class A, 1.416%, 3/25/2034	229,823
1,081,260		Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	1,081,621
2,532,132	[1,2,3]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
		TOTAL	4,741,280
		Manufactured Housing—0.0%
23,038		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	22,958
		Other—8.5%
1,913,032	[1,2]	Bank of America Student Loan Trust 2010-1A, Class A, 1.682%, 2/25/2043	1,901,774
6,414,474	[1,3]	Carlyle Global Market Strategies, Class A, 2.78%, 10/15/2021	3,720,395
5,436,982		Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 1.205%, 10/25/2035	5,296,773
4,560,920		New Hampshire Higher Education Loan Co. 2011-1, Class A2, 1.732%, 10/25/2025	4,561,741
4,596,280		New Hampshire Higher Education Loan Co., 2012-1, Class A, 1.084%, 10/25/2028	4,530,185
1,641,650		Ohio Phase In Recovery Funding LLC, Class A1, 0.958%, 7/1/2018	1,639,488
14,095,000	[1,2]	PFS Financing Corp. 2014-AA, Class A, 1.304%, 2/15/2019	14,091,064
6,000,000	[1,2]	PFS Financing Corp. 2014-AA, Class B, 1.654%, 2/15/2019	5,994,167
13,000,000	[1,2]	PFS Financing Corp. 2014-BA, Class A, 1.304%, 10/15/2019	12,977,776
3,000,000	[1,2]	PFS Financing Corp. 2014-BA, Class B, 1.554%, 10/15/2019	2,995,863
8,325,000	[1,2]	PFS Financing Corp. 2016-BA, Class A, 1.870%, 10/15/2021	8,265,137
10,000,000	[1,2]	PFS Financing Corp. 2016-BA, Class B, 2.280%, 10/15/2021	9,923,847
5,650,000	[1,2]	PFS Financing Corp. 2016-A, Class A, 1.904%, 2/18/2020	5,658,985
9,000,000	[1,2]	PFS Financing Corp. 2016-A, Class B, 2.454%, 2/18/2020	8,993,700
17,125,079	[1,2]	SLM Private Education Loan Trust 2012-B, Class A2, 3.48%, 10/15/2030	17,410,668
11,784,517	[1,2]	SLM Student Loan Trust 2010-A, Class 2A, 3.954%, 5/16/2044	12,247,594
4,070,819		SLM Student Loan Trust 2011-1, Class A1, 1.276%, 3/25/2026	4,066,038
6,048,657		SLM Student Loan Trust 2011-2, Class A1, 1.356%, 11/25/2027	6,045,089
363,300	[1,2]	SLM Student Loan Trust 2012-A, Class A1, 2.104%, 8/15/2025	363,641
4,266,315	[1,2]	SLM Student Loan Trust 2012-C, Class A2, 3.31%, 10/15/2046	4,330,504
236,247	[1,2]	SLM Student Loan Trust 2012-E, Class A1, 1.454%, 10/16/2023	236,250
8,204,000	[1,2]	SLM Student Loan Trust 2013-A, Class A2B, 1.754%, 5/17/2027	8,254,261
7,000,000	[1,2]	SLM Student Loan Trust 2013-A, Class B, 2.50%, 3/15/2047	6,848,928
2,813,068	[1,2]	SLM Student Loan Trust 2013-B, Class A1, 1.354%, 7/15/2022	2,810,758
9,850,000	[1,2]	SLM Student Loan Trust 2013-B, Class B, 3.00%, 5/16/2044	9,664,546
169,797	[1,2]	SLM Student Loan Trust 2013-C, Class A1, 1.554%, 2/15/2022	169,801
11,000,000	[1,2]	SLM Student Loan Trust 2013-C, Class A2B, 2.104%, 10/15/2031	11,114,056
11,000,000	[1,2]	SLM Student Loan Trust 2014-A, Class A2B, 1.854%, 1/15/2026	11,114,694
3,215,000	[1,2]	SLMA 2013-B A2B, Class A2B, 1.804%, 6/17/2030	3,222,724
3,235,299	[1,2]	SMB Private Education Loan Trust 2016-A, Class A1, 1.404%, 5/15/2023	3,243,829

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$2,294,258	[1,2]	SMB Private Education Loan Trust 2016-B, Class A1, 1.354%, 11/15/2023	$2,296,560
589,135	[1,2]	Sierra Receivables Funding Co. LLC 2012-1A, Class A, 2.84%, 11/20/2028	590,624
7,093,889	[1,2]	Sierra Receivables Funding Co. LLC 2013-3A, Class A, 2.20%, 10/20/2030	7,109,537
5,127,555	[1,2]	Sierra Receivables Funding Co. LLC 2015-1A, Class A, 2.40%, 3/22/2032	5,129,048
703,658	[1,2]	Sierra Receivables Funding Co. LLC, Class A, 1.87%, 8/20/2029	704,915
4,817,033	[1,2]	Sierra Receivables Funding Co. LLC, Class A, 2.30%, 10/20/2031	4,813,037
558,793	[1,2]	Social Professional Loan Program LLC 2014-A, Class A1, 2.184%, 6/25/2025	570,214
2,103,986	[1,2]	Social Professional Loan Program LLC 2014-B, Class A1, 2.006%, 8/25/2032	2,128,587
5,262,086	[1,2]	Social Professional Loan Program LLC 2015-A, Class A1, 1.792%, 3/25/2033	5,157,101
6,660,000	[1,2]	Social Professional Loan Program LLC 2016-E, Class A1, 1.380%, 7/25/2039	6,677,271
7,528,636	[1,2]	Sofi Consumer Loan Program Trust 2016-1A, Class A, 3.260%, 8/25/2025	7,544,779
6,681,317	[1,2]	Sofi Consumer Loan Program Trust 2016-2A, Class A, 3.090%, 10/27/2025	6,666,238
4,661,189	[1,2]	Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	4,646,374
2,857,615	[1,2]	Sofi Professional Loan Program 2016-B LLC, Class A2A, 1.68%, 3/25/2031	2,854,367
155,201		South Texas Higher Education Authority, Class A1, 1.376%, 10/1/2020	155,197
7,779,596		State Board of Regents of the State of Utah 2016-1, Class A, 1.506%, 9/25/2056	7,729,563
		TOTAL	256,467,688
		Rate Reduction Bond—0.2%
4,652,674		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.55%, 10/20/2023	5,053,731
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,329,174,125)	1,324,492,292
		CORPORATE BONDS—28.9%
		Capital Goods - Diversified Manufacturing—0.5%
2,500,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 1.625%, 5/8/2017	2,504,110
10,000,000	[1,2]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	9,982,750
1,300,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	1,301,351
		TOTAL	13,788,211
		Communications - Cable & Satellite—0.3%
9,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 6.75%, 7/1/2018	9,610,506
		Communications - Media & Entertainment—0.9%
2,075,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 2.625%, 9/16/2019	2,083,841
5,000,000		CBS Corp., 2.30%, 8/15/2019	5,017,500
4,220,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	4,246,860
1,870,000		S&P Global, Inc., Sr. Note, 2.500%, 8/15/2018	1,886,030
10,000,000		Walt Disney Co., Floating Rate Note—Sr. Note, Series GMTN, 1.245%, 5/30/2019	10,003,540
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 1.196%, 1/8/2019	5,013,575
		TOTAL	28,251,346
		Communications - Telecom Wireless—0.2%
7,000,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	7,185,766
		Communications - Telecom Wirelines—0.6%
8,000,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	8,116,504
7,000,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 1.763%, 6/17/2019	7,066,178
3,680,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 2.709%, 9/14/2018	3,763,080
		TOTAL	18,945,762
		Consumer Cyclical - Automotive—2.9%
4,000,000	[1,2]	American Honda Finance Corp., Sr. Unsecd. Note, Series 144A, 1.60%, 2/16/2018	4,003,764
7,000,000	[1,2]	Daimler Finance NA LLC, Floating Rate Note—Sr. Note, Series 144A, 1.303%, 3/10/2017	7,002,940
7,750,000	[1,2]	Daimler Finance NA LLC, Floating Rate Note—Sr. Note, Series 144A, 1.746%, 8/1/2018	7,800,003
9,000,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 1.226%, 8/1/2017	9,007,470

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$10,000,000		Ford Motor Credit Co., LLC, Sr. Unsecd. Note, Series MTN, 2.456%, 1/8/2019	$10,173,860
10,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.940%, 1/15/2019	10,179,720
4,000,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.477%, 9/13/2019	3,995,196
6,900,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	7,027,954
5,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 1.270%, 1/17/2019	5,010,200
7,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 1.322%, 10/18/2019	7,037,317
10,000,000	[1,2]	Volkswagen Group of America Finance LLC, Floating Rate Note—Sr. Note, Series 144A, 1.290%, 5/23/2017	9,989,980
5,000,000	[1,2]	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, Series 144A, 1.351%, 11/20/2017	4,987,770
		TOTAL	86,216,174
		Consumer Cyclical - Leisure—0.2%
4,460,000		Carnival Corp., Sr. Unsecd. Note, 1.875%, 12/15/2017	4,478,237
		Consumer Cyclical - Retailers—0.2%
2,500,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	2,500,090
4,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.125%, 6/1/2021	3,934,104
		TOTAL	6,434,194
		Consumer Cyclical - Services—0.5%
9,000,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 1.457%, 11/28/2017	8,987,319
6,000,000		Expedia, Inc., 7.456%, 8/15/2018	6,490,686
		TOTAL	15,478,005
		Consumer Non-Cyclical - Food/Beverage—1.8%
2,340,000		Anheuser-Busch InBev Finance, Inc., 1.90%, 2/1/2019	2,344,023
9,500,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 1.576%, 8/1/2018	9,560,572
12,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	12,595,863
9,700,000	[1,2]	Danone SA, Sr. Unsecd. Note, Series 144A, 1.691%, 10/30/2019	9,581,679
2,560,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 1.45%, 7/15/2019	2,522,685
12,000,000		Mondelez International, Inc., Floating Rate Note—Sr. Note, 1.406%, 2/1/2019	12,003,000
2,700,000		PepsiCo, Inc., Sr. Unsecd. Note, 1.506%, 2/22/2019	2,722,005
2,000,000	[1,2]	Pernod Ricard SA, Sr. Unsecd. Note, Series 144A, 2.95%, 1/15/2017	2,001,090
		TOTAL	53,330,917
		Consumer Non-Cyclical - Health Care—0.4%
10,400,000	[1,2]	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 1.144%, 10/6/2017	10,385,107
		Consumer Non-Cyclical - Pharmaceuticals—1.6%
14,930,000		Abbott Laboratories, Sr. Unsecd. Note, 2.350%, 11/22/2019	14,950,573
2,000,000		AbbVie, Inc., Sr. Unsecd. Note, 1.80%, 5/14/2018	2,001,876
16,670,000		Johnson & Johnson, Sr. Unsecd. Note, 1.201%, 3/1/2019	16,736,480
10,000,000		Shire Acquisitions Investments Ireland Designated Activity Co., Sr. Unsecd. Note, 1.900%, 9/23/2019	9,875,080
2,940,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 1.70%, 7/19/2019	2,889,144
		TOTAL	46,453,153
		Consumer Non-Cyclical - Supermarkets—0.3%
2,500,000		Kroger Co., Sr. Unsecd. Note, 2.00%, 1/15/2019	2,506,402
7,410,000		Kroger Co., Sr. Unsecd. Note, Series GMTN, 1.500%, 9/30/2019	7,298,791
		TOTAL	9,805,193
		Consumer Non-Cyclical - Tobacco—0.2%
4,000,000		Reynolds American, Inc., Sr. Unsecd. Note, 2.30%, 6/12/2018	4,026,148
3,335,000		Reynolds American, Inc., Sr. Unsecd. Note, 2.300%, 8/21/2017	3,351,835
		TOTAL	7,377,983
		Energy - Independent—0.2%
6,665,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 1.75%, 1/15/2018	6,649,850

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Integrated—1.7%
$6,000,000		BP Capital Markets PLC, Floating Rate Note—Sr. Note, 1.627%, 9/26/2018	$6,024,342
2,780,000		BP Capital Markets PLC, Sr. Unsecd. Note, 1.840%, 9/16/2021	2,792,977
10,000,000		Chevron Corp., Unsecd. Note, 1.436%, 11/15/2021	10,003,020
12,000,000		Exxon Mobil Corp., Sr. Unsecd. Note, 1.711%, 3/1/2019	12,163,488
8,750,000		Petroleos Mexicanos, Floating Rate Note—Sr. Note, 2.902%, 7/18/2018	8,828,750
4,000,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.375%, 5/10/2019	3,960,108
7,000,000		Statoil ASA, Floating Rate Note—Sr. Note, 1.196%, 5/15/2018	6,997,900
		TOTAL	50,770,585
		Energy - Midstream—0.1%
3,220,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.00%, 2/1/2017	3,229,798
		Energy - Oil Field Services—0.2%
5,000,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 1.90%, 12/21/2017	5,019,530
2,000,000	[1,2]	Schlumberger Investment SA, Sr. Unsecd. Note, Series 144A, 1.250%, 8/1/2017	1,998,282
		TOTAL	7,017,812
		Energy - Refining—0.2%
5,830,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 2.70%, 12/14/2018	5,909,177
		Financial Institution - Banking—9.2%
7,500,000		American Express Co., Floating Rate Note—Sr. Note, 1.506%, 5/22/2018	7,517,033
2,600,000		American Express Credit Corp., 1.296%, 9/22/2017	2,601,791
5,050,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	5,063,938
16,000,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 1.546%, 2/1/2019	16,073,184
3,500,000		Bank of America Corp., Floating Rate Note—Sr. Note, 1.92%, 1/15/2019	3,532,368
3,600,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.540%, 8/25/2017	3,604,806
7,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.061%, 10/21/2022	7,126,063
10,000,000		Bank of Montreal, Floating Rate Note—Sr. Note, Series MTN, 1.476%, 4/9/2018	10,040,360
7,900,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.433%, 9/11/2019	7,911,731
1,575,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.60%, 5/22/2018	1,575,745
5,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.937%, 10/30/2023	5,081,565
4,150,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 1.50%, 9/5/2017	4,145,389
5,000,000		Citigroup, Inc., 1.392%, 8/14/2017	5,002,895
5,000,000		Citigroup, Inc., 1.80%, 2/5/2018	4,999,845
3,000,000		Citigroup, Inc., Sr. Unsecd. Note, 1.878%, 6/7/2019	3,024,366
5,000,000		Citigroup, Inc., Sr. Unsecd. Note, 2.004%, 12/8/2021	5,022,745
10,000,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 1.776%, 9/6/2021	10,021,510
7,000,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 1.85%, 9/29/2017	6,985,020
5,000,000		Fifth Third Bancorp, Sr. Unsecd. Note, 1.35%, 6/1/2017	5,001,430
5,550,000		Fifth Third Bank, Sr. Unsecd. Note, 1.587%, 9/27/2019	5,553,691
15,000,000		Goldman Sachs Group, Inc., Floating Rate Note—Sr. Note, Series MTN, 2.006%, 11/15/2018	15,146,745
3,750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.042%, 4/23/2020	3,787,598
2,000,000		HSBC USA, Inc., Floating Rate Note, 1.298%, 6/23/2017	1,999,188
4,800,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	4,791,802
6,750,000		Huntington National Bank, Floating Rate Note—Sr. Note, 1.307%, 4/24/2017	6,751,316
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.112%, 10/24/2023	5,104,565
7,850,000		JPMorgan Chase & Co., Sr. Unsecd. Note, Series 1, 1.520%, 1/28/2019	7,877,608
2,780,000		JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, 1.650%, 9/23/2019	2,752,142
13,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 1.182%, 7/25/2017	13,011,076
6,500,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 1.571%, 12/1/2021	6,394,375
6,000,000		Morgan Stanley, Floating Rate Note—Sr. Note, 1.732%, 1/24/2019	6,039,264
10,000,000		Morgan Stanley, Floating Rate Note—Sr. Note, Series GMTN, 2.162%, 4/25/2018	10,106,590

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$2,000,000		Morgan Stanley, Sr. Unsecd. Note, 2.026%, 1/27/2020	$2,018,590
4,680,000		PNC Bank National Association, Sr. Unsecd. Note, 1.335%, 12/7/2018	4,683,791
10,000,000		Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 1.138%, 10/13/2017	9,997,760
2,730,000		State Street Corp., Sr. Unsecd. Note, 1.95%, 5/19/2021	2,674,472
12,000,000		U.S. Bank, N.A., Series BKNT, 1.153%, 9/11/2017	12,007,728
5,000,000		U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 1.370%, 10/28/2019	5,020,080
5,100,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.112%, 10/31/2023	5,167,172
5,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series GMTN, 1.50%, 1/16/2018	4,994,215
10,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 1.211%, 9/8/2017	9,998,990
15,000,000		Westpac Banking Corp., Floating Rate Note, 1.627%, 7/30/2018	15,083,190
		TOTAL	275,293,732
		Financial Institution - Broker/Asset Mgr/Exchange—0.3%
9,425,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	9,589,542
		Financial Institution - Insurance - Health—0.4%
6,000,000		Aetna, Inc., Sr. Unsecd. Note, 1.601%, 12/8/2017	6,021,510
4,430,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.70%, 2/15/2019	4,417,047
		TOTAL	10,438,557
		Financial Institution - Insurance - Life—1.9%
2,400,000		Aflac, Inc., Sr. Unsecd. Note, 2.65%, 2/15/2017	2,403,641
22,000,000	[1,2]	MetLife Global Funding I, Floating Rate Note—Sr. Secured Note, Series 144A, 1.256%, 4/10/2017	22,019,668
10,000,000	[1,2]	MetLife Global Funding I, Sec. Fac. Bond, Series 144A, 1.423%, 12/19/2018	10,016,600
12,000,000	[1,2]	New York Life Global Funding, Series 144A, 1.243%, 12/15/2017	12,026,928
11,000,000		Prudential Financial, Inc., Floating Rate Note—Sr. Note, Series MTN, 1.686%, 8/15/2018	11,040,997
		TOTAL	57,507,834
		Financial Institution - Insurance - P&C—0.2%
4,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.166%, 8/15/2019	4,012,660
3,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.30%, 5/15/2018	2,992,485
		TOTAL	7,005,145
		Industrial Machinery—0.3%
4,524,000		Pentair Finance SA, Sr. Unsecd. Note, 1.875%, 9/15/2017	4,531,374
3,390,000		Stanley Black & Decker, Inc., Sub. Note, 1.622%, 11/17/2018	3,370,002
		TOTAL	7,901,376
		Technology—2.5%
3,750,000		Apple, Inc., Floating Rate Note—Sr. Note, 1.131%, 5/3/2018	3,759,240
5,000,000		Apple, Inc., Floating Rate Note—Sr. Note, 1.181%, 5/6/2019	5,022,220
3,000,000		Apple, Inc., Sr. Unsecd. Note, 1.740%, 2/22/2019	3,042,372
11,000,000		Cisco Systems, Inc., Floating Rate Note—Sr. Note, 1.431%, 3/1/2019	11,066,286
9,460,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 3.48%, 6/1/2019	9,659,937
3,390,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 1.45%, 6/5/2017	3,391,641
10,000,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 2.738%, 10/5/2017	10,095,790
8,000,000		IBM Corp., Unsecd. Note, 1.125%, 2/6/2018	7,982,160
2,000,000		KLA-Tencor Corp., Sr. Unsecd. Note, 2.375%, 11/1/2017	2,012,276
3,500,000		Keysight Technologies, Inc., 3.30%, 10/30/2019	3,554,761
2,000,000		Microsoft Corp., Sr. Unsecd. Note, 1.00%, 5/1/2018	1,994,804
8,000,000		Oracle Corp., Floating Rate Note—Sr. Note, 1.460%, 1/15/2019	8,067,656
5,600,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	5,871,488
		TOTAL	75,520,631
		Transportation - Services—0.2%
5,100,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.35%, 2/26/2019	5,130,733

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—0.9%
$6,000,000		Duke Energy Corp., Floating Rate Note—Sr. Note, 1.378%, 4/3/2017	$6,004,734
4,170,000	[1,2]	Emera US Finance LP, Sr. Unsecd. Note, Series 144A, 2.15%, 6/15/2019	4,163,812
1,150,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	1,160,624
1,760,000		National Rural Utilities Cooperative Finance Corp., 1.65%, 2/8/2019	1,758,231
4,900,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 1.500%, 11/1/2019	4,858,526
3,060,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.30%, 4/1/2019	3,083,776
5,515,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 1.600%, 11/15/2019	5,438,855
		TOTAL	26,468,558
		TOTAL CORPORATE BONDS (IDENTIFIED COST $863,558,940)	866,173,884
		MUNICIPAL BONDS—0.6%
		Municipal Services—0.3%
10,000,000		Mississippi State, Taxable UT GO Refunding Bonds (Series 2012C), 1.317%, 11/1/2017	9,991,000
		University—0.3%
7,500,000		University of California (The Regents of), General Revenue Bonds (Series 2011Y-1 Taxable Floating Rate Notes), 1.117% TOBs 7/1/2017	7,495,575
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $17,500,000)	17,486,575
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal National Mortgage Association—0.0%
476,402		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033 (IDENTIFIED COST $503,646)	545,504
		CERTIFICATES OF DEPOSIT—0.8%
		Financial Institution - Banking—0.8%
10,000,000		Canadian Imperial Bank of Commerce, 1.420%, 8/28/2017	10,009,882
15,000,000		Nordea Bank Finland PLC, 1.070%, 4/28/2017	15,004,952
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $25,000,000)	25,014,834
		COLLATERALIZED MORTGAGE OBLIGATIONS—6.6%
		Commercial Mortgage—2.1%
1,737,922		Commercial Mortgage Trust 2013-CR8, Class A1, 1.024%, 6/10/2046	1,734,280
13,450,000	[1,2]	Cosmopolitan Hotel Trust 2016-CSMO, Class A, 2.104%, 11/15/2033	13,491,855
18,621,583	[1,2]	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class A2FL, 1.357%, 11/15/2045	18,622,920
15,000,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 1.454%, 4/10/2046	14,978,614
5,000,000	[1,2]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.907%, 6/15/2045	5,000,511
8,000,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.757%, 7/15/2046	8,010,425
		TOTAL	61,838,605
		Federal Home Loan Mortgage Corporation—0.8%
11,960		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 1.054%, 2/15/2018	11,978
2,777,534		Federal Home Loan Mortgage Corp. REMIC 2819 F, 1.104%, 6/15/2034	2,782,740
748,694		Federal Home Loan Mortgage Corp. REMIC 3071 TF, 1.004%, 4/15/2035	750,872
1,735,126		Federal Home Loan Mortgage Corp. REMIC 3084 XF, 1.224%, 12/15/2035	1,745,186
553,202		Federal Home Loan Mortgage Corp. REMIC 3152 WF, 1.164%, 2/15/2034	555,143
2,133,713		Federal Home Loan Mortgage Corp. REMIC 3153 EF, 1.114%, 5/15/2036	2,137,138
846,667		Federal Home Loan Mortgage Corp. REMIC 3153 FJ, 1.084%, 5/15/2036	848,072
508,883		Federal Home Loan Mortgage Corp. REMIC 3156 HF, 1.189%, 8/15/2035	510,747
147,137		Federal Home Loan Mortgage Corp. REMIC 3191 FE, 1.104%, 7/15/2036	147,350
801,157		Federal Home Loan Mortgage Corp. REMIC 3211 FN, 1.004%, 9/15/2036	799,308
841,949		Federal Home Loan Mortgage Corp. REMIC 3317 F, 1.104%, 7/15/2036	841,290
286,925		Federal Home Loan Mortgage Corp. REMIC 3320 FM, 1.104%, 7/15/2036	287,802
480,536		Federal Home Loan Mortgage Corp. REMIC 3339 AF, 1.154%, 7/15/2037	480,830

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$2,900,387		Federal Home Loan Mortgage Corp. REMIC 3382 FG, 1.304%, 11/15/2037	$2,919,760
2,385,017		Federal Home Loan Mortgage Corp. REMIC 3387 PF, 1.124%, 11/15/2037	2,388,704
326,201		Federal Home Loan Mortgage Corp. REMIC 3542 NF, 1.454%, 7/15/2036	330,399
870,519		Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.614%, 7/15/2037	880,577
528,889		Federal Home Loan Mortgage Corp. REMIC K701 A1, 2.776%, 6/25/2017	530,347
4,801,282		Federal Home Loan Mortgage Corp. REMIC KGRP A, 1.136%, 4/25/2020	4,801,281
		TOTAL	23,749,524
		Federal National Mortgage Association—0.4%
299,779		Federal National Mortgage Association REMIC 2002-77 FA, 1.736%, 12/18/2032	306,040
845,362		Federal National Mortgage Association REMIC 2006-119 CF, 1.056%, 12/25/2036	842,248
721,675		Federal National Mortgage Association REMIC 2006-44 FK, 1.186%, 6/25/2036	722,982
3,206,897		Federal National Mortgage Association REMIC 2006-61 FQ, 1.156%, 7/25/2036	3,206,667
709,852		Federal National Mortgage Association REMIC 2006-79 DF, 1.106%, 8/25/2036	709,519
1,894,867		Federal National Mortgage Association REMIC 2006-81 FB, 1.106%, 9/25/2036	1,892,271
1,578,704		Federal National Mortgage Association REMIC 2006-W1 2AF1, 0.976%, 2/25/2046	1,557,187
1,140,517		Federal National Mortgage Association REMIC 2007-88 FY, 1.216%, 9/25/2037	1,140,026
595,174		Federal National Mortgage Association REMIC 2007-97 FE, 1.206%, 7/25/2037	596,077
341,035		Federal National Mortgage Association REMIC 2008-69 FB, 1.756%, 6/25/2037	349,231
257,573		Federal National Mortgage Association REMIC 2009-42 FG, 1.556%, 5/25/2039	260,609
32,084		Federal National Mortgage Association REMIC 2009-63 FB, 1.256%, 8/25/2039	32,143
814,748		Federal National Mortgage Association REMIC 2009-69 F, 1.606%, 4/25/2037	828,400
		TOTAL	12,443,400
		Government Agency—0.2%
3,620,402	[1,2]	FDIC Trust 2013-R1, Class A, 1.15%, 3/25/2033	3,579,253
1,189,261		NCUA Guaranteed Notes 2011-R1, Class 1A, 1.102%, 1/8/2020	1,190,097
		TOTAL	4,769,350
		Government National Mortgage Association—1.0%
13,732,079		Government National Mortgage Association REMIC 2012-H31 FA, 0.880%, 11/20/2062	13,604,095
8,311,399		Government National Mortgage Association REMIC 2013-H16 FA, 1.070%, 7/20/2063	8,280,716
9,505,951		Government National Mortgage Association REMIC 2013-H17 FA, 1.080%, 7/20/2063	9,474,291
		TOTAL	31,359,102
		Non-Agency Mortgage—2.1%
33,240		Bank of America Mortgage Securities 2003-A, Class 1A1, 2.747%, 2/25/2033	33,323
200,796	[1]	C-BASS ABS LLC Series 1999-3, Class B1, 6.631%, 2/3/2029	177,750
358,836		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 1.289%, 11/20/2035	75,230
3,579,980	[1,2]	Credit Suisse Mortgage Trust 2013-IVR3, Class A1, 2.500%, 5/25/2043	3,305,298
1,592,830	[1,2]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.130%, 2/25/2043	1,471,089
5,594,578	[1,2]	Gosforth Funding PLC 2016-1A, Class A1A, 1.602%, 2/15/2058	5,613,930
6,000,000	[1,2]	Holmes Master Issuer PLC 2016-1A, Class A1, 1.304%, 4/15/2017	6,003,744
285,463		Impac CMB Trust 2004-7, Class 1A2, 1.676%, 11/25/2034	275,394
430,006		Impac CMB Trust 2004-9, Class 1A2, 1.636%, 1/25/2035	359,164
779,944		Mellon Residential Funding Corp. 2001-TBC1, Class A1, 1.404%, 11/15/2031	754,787
270,310		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	268,587
1,457,149		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	1,422,112
3,377,734		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	3,185,319
6,095,478		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.450%, 2/25/2043	5,886,166
6,442,445		Sequoia Mortgage Trust 2013-6, Class A1, 2.500%, 5/25/2043	6,137,854
8,237,025	[1,2]	Sierra Receivables Funding Co., 2016-3A, Class A, 2.430%, 10/20/2033	8,117,398
17,800,000	[1,2]	Silverstone Master Issuer 2015-1A, Class 2A2, 1.431%, 1/21/2070	17,826,896

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—continued
$825,262		Washington Mutual 2006-AR1, Class 2A1B, 1.637%, 1/25/2046	$763,661
1,232,104		Washington Mutual 2006-AR15, Class 1A, 1.407%, 11/25/2046	1,053,090
647,657		Washington Mutual 2006-AR17, Class 1A, 1.361%, 12/25/2046	540,647
141,764		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.135%, 7/25/2034	146,665
		TOTAL	63,418,104
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $199,454,751)	197,578,085
		COMMERCIAL PAPER—6.8%
		Communications - Cable & Satellite—0.4%
10,000,000	[1,2]	NBC Universal Enterprise, Inc. CP144	9,990,000
		Consumer Cyclical - Automotive—1.0%
10,000,000	[1,2]	Ford Motor Credit Co., LLC CP4-2	9,891,236
11,000,000		Toyota Motor Credit Corp. CP	10,940,592
10,000,000	[1,2]	VW Credit, Inc. CP4-2	9,990,786
		TOTAL	30,822,614
		Consumer Non-Cyclical - Food/Beverage—0.6%
6,000,000	[1,2]	Anheuser-Busch INBEV WWD CP4-2	5,947,917
12,750,000	[1,2]	Coca-Cola Company CP4-2	12,735,228
		TOTAL	18,683,145
		Consumer Non-Cyclical - Health Care—0.5%
15,000,000	[1,2]	Becton Dickinson & Co. CP4-2	14,986,650
		Energy - Oil Field Services—0.2%
5,000,000	[1,2]	Schlumberger Holdings Corp. CP4-2	4,994,722
		Finance - Retail—0.3%
10,000,000	[1,2]	Sheffield Receivables Co., LLC CPABS4-2	9,981,222
		Financial Institution - Banking—0.7%
6,000,000		Bayerische Landesbank CP	5,972,181
15,000,000	[1,2]	National Australia Bank Ltd., Melbourne CP4-2	14,978,333
		TOTAL	20,950,514
		Financial Institution - Broker/Asset Mgr/Exchange—0.5%
15,000,000	[1,2]	Toronto Dominion Holdings (USA), Inc. CP4-2	14,976,371
		Financial Institution - Finance Companies—0.5%
15,000,000	[1,2]	Pentair Finance SA CP4-2	14,995,334
		Sovereign—0.5%
15,000,000	[1,2]	KFW CP4-2	14,974,596
		Technology—0.4%
12,900,000	[1,2]	Microsoft Corp. CP4-2	12,873,107
		Utility - Electric—1.2%
12,309,000	[1,2]	Dominion Resources, Inc. CP4-2	12,303,584
10,000,000	[1,2]	Electricite de France SA CP4-2	9,907,870
14,247,000	[1,2]	Sempra Global CP4-2	14,245,496
		TOTAL	36,456,950
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $204,703,031)	204,685,225
		INVESTMENT COMPANIES—11.3%[4]
4,776,423		Federated Bank Loan Core Fund	48,576,218
235,507,695		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.79%[5]	235,531,246
821,572		Federated Mortgage Core Portfolio	8,059,618
748,225		Federated Project and Trade Finance Core Fund	6,951,012

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued[4]
6,364,307	High Yield Bond Portfolio	$40,222,419
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $341,629,713)	339,340,513
	TOTAL INVESTMENTS—99.3% (IDENTIFIED COST $2,984,931,059)[6]	2,978,750,677
	OTHER ASSETS AND LIABILITIES - NET—0.7%[7]	20,345,609
	TOTAL NET ASSETS—100%	$2,999,096,286
At December 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[8]United States Treasury Notes 2-Year Short Futures	1,000	$216,687,500	March 2017	$251,532
The average notional value of short futures contracts held by the Fund throughout the period was $108,375,000. This is based on the contracts held as of each month-end throughout the three month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2016, these restricted securities amounted to $1,206,877,122, which represented 40.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At December 31, 2016, these liquid restricted securities amounted to $1,202,956,714, which represented 40.1% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at December 31, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Carlyle Global Market Strategies, Class A, 2.78%, 10/15/2021	5/22/2014	$6,414,474	$3,720,395
C-BASS ABS LLC Series 1999-3, Class B1, 6.631%, 2/3/2029	7/9/1999	$164,370	$177,750
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$108,887	$22,263
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
4	Affiliated holdings.
Transactions involving the affiliated holdings during the period ended December 31, 2016, were as follows:
	Federated Bank Loan Core Fund	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Federated Mortgage Core Portfolio	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 9/30/2016	4,718,165	97,078,768	816,366	739,464	6,265,144	109,617,907
Purchases/Additions	58,258	439,617,050	5,206	8,761	99,163	439,788,438
Sales/Reductions	—	(301,188,123)	—	—	—	(301,188,123)
Balance of Shares Held 12/31/2016	4,776,423	235,507,695	821,572	748,225	6,364,307	248,218,222
Value	$48,576,218	$235,531,246	$8,059,618	$6,951,012	$40,222,419	$339,340,513
Dividend Income	$590,016	$245,542	$51,453	$81,449	$623,378	$1,591,838
5	7-day net yield.
6	At December 31, 2016, the cost of investments for federal tax purposes was $2,984,931,059. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts was $6,180,382. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,440,235 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,620,617.
7	Assets, other than investments in securities, less liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2016.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$3,433,765	$—	$3,433,765
Asset-Backed Securities	—	1,320,749,634	3,742,658	1,324,492,292
Corporate Bonds	—	866,173,884	—	866,173,884
Municipal Bonds	—	17,486,575	—	17,486,575
Mortgage-Backed Security	—	545,504	—	545,504
Certificates of Deposit	—	25,014,834	—	25,014,834
Collateralized Mortgage Obligations	—	197,578,085	—	197,578,085
Commercial Paper	—	204,685,225	—	204,685,225
Investment Companies[1]	235,531,246	—	—	339,340,513
TOTAL SECURITIES	$235,531,246	$2,635,667,506	$3,742,658	$2,978,750,677
Other Financial Instruments[2]
Assets	$251,532	$—	$—	$251,532
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$251,532	$—	$—	$251,532
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $103,809,267 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FDIC	—Federal Deposit Insurance Corporation
FNMA	—Federal National Mortgage Association
GO	—General Obligation
MTN	—Medium Term Note
NIM	—Net Interest Margin
REMIC	—Real Estate Mortgage Investment Conduit

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 22, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2017